Borrowings - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities
Subordinated borrowings	¥ 414,500	¥ 354,500
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2022	2021
Long-term borrowings, Maturities end period	2067	2067
Fixed-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Fixed-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	30.09%	24.40%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2022	2021
Long-term borrowings, Maturities end period	2051	2051
Floating-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Floating-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	7.74%	8.01%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2022	2021
Long-term borrowings, Maturities end period	2052	2051
Index / Equity-linked obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Index / Equity-linked obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	42.30%	43.80%